CREDIT CARD AND LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
CREDIT CARD AND LOAN RECEIVABLES
Schedule of components of total credit card and loan receivables

	December 31,	December 31,
	2018	2017
	(In millions)
Principal receivables	$16,869.9	$17,705.1
Billed and accrued finance charges	898.3	887.0
Other	86.8	21.7
Total credit card and loan receivables	17,855.0	18,613.8
Less: Credit card receivables – restricted for securitization investors	13,418.3	14,293.9
Other credit card and loan receivables	$4,436.7	$4,319.9

Schedule of Company's allowance for loan loss

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Balance at beginning of year	$1,119.3	$948.0	$741.6
Provision for loan loss	1,016.0	1,140.1	940.5
Allowance associated with credit card and loan receivables transferred to held for sale	(54.8)	(27.9)	(31.1)
Change in estimate for uncollectible unpaid interest and fees	25.0	30.0	20.0
Recoveries	214.2	196.6	255.5
Principal charge-offs	(1,281.4)	(1,167.5)	(978.5)
Balance at end of year	$1,038.3	$1,119.3	$948.0

Schedule of delinquency trends of the Company's credit card and loan receivables portfolio

	December 31,	% of	December 31,	% of
	2018	Total	2017	Total
	(In millions, except percentages)
Receivables outstanding - principal	$16,869.9	100.0%	$17,705.1	100.0%
Principal receivables balances contractually delinquent:
31 to 60 days	303.2	1.8%	301.5	1.7%
61 to 90 days	207.9	1.3	191.3	1.1
91 or more days	443.4	2.6	409.6	2.3
Total	$954.5	5.7%	$902.4	5.1%

Schedule of information on credit card and loan receivables that are considered troubled debt restructurings, which entered into a modification program

	Year Ended December 31, 2018			Year Ended December 31, 2017
		Pre-	Post-		Pre-	Post-
		modification	modification		modification	modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Restructurings	Balance	Balance	Restructurings	Balance	Balance
	(Dollars in millions)			(Dollars in millions)
Troubled debt restructurings – credit card receivables	501,906	$621.4	$620.7	201,772	$261.1	$260.7

The tables below summarize troubled debt restructurings that have defaulted in the specified periods where the default occurred within 12 months of their modification date:

	Year Ended December 31, 2018		Year Ended December 31, 2017
	Number of	Outstanding	Number of	Outstanding
	Restructurings	Balance	Restructurings	Balance
(Dollars in millions)
Troubled debt restructurings that subsequently defaulted – credit card receivables	293,591	$340.5	98,863	$120.0

Schedule of number of active credit card and loan accounts with balances and the related principal balances outstanding, based upon the age of the active credit card accounts from origination

	December 31, 2018
				Percentage of
	Number of	Percentage of	Principal	Principal
	Active Accounts	Active Accounts	Receivables	Receivables
Age of Accounts Since Origination	with Balances	with Balances	Outstanding	Outstanding
	(In millions, except percentages)
0-12 Months	6.5	26.7%	$4,099.9	24.3%
13-24 Months	4.2	17.1	2,887.8	17.1
25-36 Months	3.1	13.0	2,428.9	14.4
37-48 Months	2.2	9.1	1,795.0	10.7
49-60 Months	1.7	7.1	1,367.2	8.1
Over 60 Months	6.5	27.0	4,291.1	25.4
Total	24.2	100.0%	$16,869.9	100.0%

	December 31, 2017
				Percentage of
	Number of	Percentage of	Principal	Principal
	Active Accounts	Active Accounts	Receivables	Receivables
Age of Accounts Since Origination	with Balances	with Balances	Outstanding	Outstanding
	(In millions, except percentages)
0-12 Months	7.4	27.3%	$4,110.0	23.2%
13-24 Months	4.5	16.4	3,011.3	17.0
25-36 Months	3.2	11.7	2,357.1	13.3
37-48 Months	2.4	8.8	1,837.0	10.4
49-60 Months	1.7	6.3	1,280.8	7.2
Over 60 Months	8.1	29.5	5,108.9	28.9
Total	27.3	100.0%	$17,705.1	100.0%

Schedule of composition of obligor credit quality

	December 31, 2018		December 31, 2017
		Percentage of		Percentage of
	Total Principal	Principal	Total Principal	Principal
Probability of an Account Becoming 91 or More Days Past	Receivables	Receivables	Receivables	Receivables
Due or Becoming Charged-off (within the next 12 months)	Outstanding	Outstanding	Outstanding	Outstanding
	(In millions, except percentages)
No Score	$249.0	1.5%	$210.6	1.2%
27.1% and higher	1,394.0	8.2	1,330.5	7.5
17.1% - 27.0%	770.1	4.6	850.5	4.8
12.6% - 17.0%	1,047.6	6.2	1,137.7	6.4
3.7% - 12.5%	6,877.6	40.8	7,449.7	42.1
1.9% - 3.6%	3,060.7	18.1	3,286.9	18.6
Lower than 1.9%	3,470.9	20.6	3,439.2	19.4
Total	$16,869.9	100.0%	$17,705.1	100.0%

Schedule of securitized credit card receivables, delinquencies and net charge-offs

	December 31,	December 31,
	2018	2017
	(In millions)
Total credit card receivables – restricted for securitization investors	$13,418.3	$14,293.9
Principal amount of credit card receivables – restricted for securitization investors, 91 days or more past due	$301.6	$295.0

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net charge-offs of securitized principal	$927.0	$741.1	$583.8